Shareholders' Equity - Stock Repurchase Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Equity [Abstract]
Shares Repurchased (in shares)	108,109	459,264
Weighted- Average Price per Share (in dollars per share)	$ 143.15	$ 126.44
Dollar Amount Repurchased	$ 15,475	$ 58,069